PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya U.S. Stock Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .2%
Communication Services : 8 .8%
588,074
(1)
Alphabet, Inc. - Class A
$ 88,758,009
2 .0
492,351
(1)
Alphabet, Inc. - Class
C
74,965,363
1 .7
713,513
AT&T, Inc.
12,557,829
0 .3
9,855
(1)
Charter
Communications, Inc.
- Class A
2,864,159
0 .1
395,417  Comcast Corp. - Class
A
17,141,327
0 .4
24,278
Electronic Arts, Inc.
3,220,962
0 .1
23,880
Fox Corp. - Class A
746,728
0.0
13,165
Fox Corp. - Class B
376,782
0.0
38,221  Interpublic Group of
Cos., Inc.
1,247,151
0.0
14,159
(1)
Live Nation
Entertainment, Inc.
1,497,597
0.0
27,125
(1)
Match Group, Inc.
984,095
0.0
219,547  Meta Platforms, Inc.
- Class A
106,607,632
2 .4
43,186
(1)
Netflix, Inc.
26,228,153
0 .6
37,923
News Corp. - Class A
992,824
0.0
11,442
News Corp. - Class B
309,621
0.0
19,758
Omnicom Group, Inc.
1,911,784
0.0
48,145  Paramount Global
- Class B
566,667
0.0
15,824
(1)
Take-Two Interactive
Software, Inc.
2,349,706
0 .1
52,114
T-Mobile US, Inc.
8,506,047
0 .2
419,553  Verizon
Communications, Inc.
17,604,444
0 .4
183,049
Walt Disney Co.
22,397,876
0 .5
221,448
(1)
Warner Bros
Discovery, Inc.
1,933,241
0.0
393,767,997
8 .8
Consumer Discretionary : 10 .5%
43,465
(1)
Airbnb, Inc. - Class A
7,169,986
0 .2
912,188
(1)
Amazon.com, Inc.
164,540,471
3 .7
27,846
(1)
Aptiv PLC
2,217,934
0 .1
1,726
(1)
AutoZone, Inc.
5,439,748
0 .1
22,547  Bath & Body Works,
Inc.
1,127,801
0.0
19,130
Best Buy Co., Inc.
1,569,234
0.0
3,482
Booking Holdings, Inc.
12,632,278
0 .3
22,930
BorgWarner, Inc.
796,588
0.0
21,526
(1)
Caesars
Entertainment, Inc.
941,547
0.0
15,759
(1)
CarMax, Inc.
1,372,766
0.0
100,540
(1)
Carnival Corp.
1,642,824
0.0
2,736
(1)
Chipotle Mexican Grill,
Inc.
7,952,923
0 .2
11,916  Darden Restaurants,
Inc.
1,991,759
0.0
2,561
(1)
Deckers Outdoor Corp.
2,410,567
0 .1
21,904
Dollar General Corp.
3,418,338
0 .1
20,655
(1)
Dollar Tree, Inc.
2,750,213
0 .1
3,481
Domino's Pizza, Inc.
1,729,639
0.0
29,801
DR Horton, Inc.
4,903,755
0 .1
51,792
eBay, Inc.
2,733,582
0 .1
11,950
(1)
Etsy, Inc.
821,204
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
13,049
(1)
Expedia Group, Inc.
$ 1,797,500
0.0
389,466
Ford Motor Co.
5,172,108
0 .1
15,275
Garmin Ltd.
2,273,989
0 .1
115,203
General Motors Co.
5,224,456
0 .1
13,991
Genuine Parts Co.
2,167,626
0.0
13,017
Hasbro, Inc.
735,721
0.0
25,164  Hilton Worldwide
Holdings, Inc.
5,367,733
0 .1
99,319
Home Depot, Inc.
38,098,768
0 .9
36,851  Las Vegas Sands
Corp.
1,905,197
0.0
24,665
Lennar Corp. - Class A
4,241,887
0 .1
26,704
LKQ Corp.
1,426,261
0.0
57,392
Lowe's Cos., Inc.
14,619,464
0 .3
11,459
(1)
Lululemon Athletica,
Inc.
4,476,458
0 .1
24,619  Marriott International,
Inc. - Class A
6,211,620
0 .1
72,383
McDonald's Corp.
20,408,387
0 .5
27,270
(1)
MGM Resorts
International
1,287,417
0.0
5,275
(1)
Mohawk Industries,
Inc.
690,445
0.0
121,469
NIKE, Inc. - Class B
11,415,657
0 .3
42,454
(1)
Norwegian Cruise Line
Holdings Ltd.
888,562
0.0
319
(1)
NVR, Inc.
2,583,887
0 .1
5,895
(1)
O'Reilly Automotive,
Inc.
6,654,748
0 .2
3,860
Pool Corp.
1,557,510
0.0
21,167
PulteGroup, Inc.
2,553,164
0 .1
3,896
Ralph Lauren Corp.
731,513
0.0
33,597
Ross Stores, Inc.
4,930,696
0 .1
23,542
(1)
Royal Caribbean
Cruises Ltd.
3,272,573
0 .1
112,984
Starbucks Corp.
10,325,608
0 .2
22,889
Tapestry, Inc.
1,086,770
0.0
46,070
Target Corp.
8,164,065
0 .2
276,500
(1)
Tesla, Inc.
48,605,935
1 .1
113,731
TJX Cos., Inc.
11,534,598
0 .3
10,789
Tractor Supply Co.
2,823,697
0 .1
4,846
(1)
Ulta Beauty, Inc.
2,533,876
0 .1
32,981
VF Corp.
505,928
0.0
9,509
Wynn Resorts Ltd.
972,105
0.0
28,042
Yum! Brands, Inc.
3,888,023
0 .1
469,297,109
10 .5
Consumer Staples : 5 .5%
175,979
Altria Group, Inc.
7,676,204
0 .2
53,227  Archer-Daniels-
Midland Co.
3,343,188
0 .1
18,044  Brown-Forman Corp.
- Class B
931,431
0.0
14,499
Bunge Global SA
1,486,437
0.0
19,634
Campbell Soup Co.
872,731
0.0
24,587  Church & Dwight Co.,
Inc.
2,564,670
0 .1
12,385
Clorox Co.
1,896,267
0.0
388,298
Coca-Cola Co.
23,756,072
0 .5
82,166
Colgate-Palmolive Co.
7,399,048
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
47,701
Conagra Brands, Inc.
$ 1,413,858
0.0
16,053  Constellation Brands,
Inc. - Class A
4,362,563
0 .1
44,280  Costco Wholesale
Corp.
32,440,856
0 .7
23,245  Estee Lauder Cos.,
Inc. - Class A
3,583,217
0 .1
56,671
General Mills, Inc.
3,965,270
0 .1
14,957
Hershey Co.
2,909,137
0 .1
28,922
Hormel Foods Corp.
1,009,089
0.0
10,592
J M Smucker Co.
1,333,215
0.0
26,319
Kellogg Co.
1,507,816
0.0
171,991
Kenvue, Inc.
3,690,927
0 .1
103,933
Keurig Dr Pepper, Inc.
3,187,625
0 .1
33,618
Kimberly-Clark Corp.
4,348,488
0 .1
79,559
Kraft Heinz Co.
2,935,727
0 .1
66,049
Kroger Co.
3,773,379
0 .1
14,407  Lamb Weston
Holdings, Inc.
1,534,778
0.0
25,092
McCormick & Co., Inc.
1,927,317
0 .1
18,478  Molson Coors
Beverage Co. - Class
B
1,242,646
0.0
134,368  Mondelez International,
Inc. - Class A
9,405,760
0 .2
73,718
(1)
Monster Beverage
Corp.
4,370,003
0 .1
137,157
PepsiCo, Inc.
24,003,847
0 .5
154,923  Philip Morris
International, Inc.
14,194,045
0 .3
234,813
Procter & Gamble Co.
38,098,409
0 .9
49,679
Sysco Corp.
4,032,941
0 .1
28,574  Tyson Foods, Inc.
- Class A
1,678,151
0.0
71,428  Walgreens Boots
Alliance, Inc.
1,549,273
0.0
427,175
Walmart, Inc.
25,703,120
0 .6
248,127,505
5 .5
Energy : 3 .9%
36,033
APA Corp.
1,238,815
0.0
99,880
Baker Hughes Co.
3,345,980
0 .1
173,084
Chevron Corp.
27,302,270
0 .6
117,565
ConocoPhillips
14,963,673
0 .3
75,063
Coterra Energy, Inc.
2,092,756
0.0
63,937
Devon Energy Corp.
3,208,359
0 .1
17,861  Diamondback Energy,
Inc.
3,539,514
0 .1
58,194
EOG Resources, Inc.
7,439,521
0 .2
41,048
EQT Corp.
1,521,649
0.0
396,274
Exxon Mobil Corp.
46,062,890
1 .0
88,825
Halliburton Co.
3,501,482
0 .1
27,469
Hess Corp.
4,192,868
0 .1
192,979
Kinder Morgan, Inc.
3,539,235
0 .1
58,403
Marathon Oil Corp.
1,655,141
0.0
36,723  Marathon Petroleum
Corp.
7,399,685
0 .2
65,682  Occidental Petroleum
Corp.
4,268,673
0 .1
58,134
ONEOK, Inc.
4,660,603
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
42,911
Phillips 66
$ 7,009,083
0 .2
23,314  Pioneer Natural
Resources Co.
6,119,925
0 .1
142,443
Schlumberger NV
7,807,301
0 .2
22,251
Targa Resources Corp.
2,491,889
0 .1
33,974
Valero Energy Corp.
5,799,022
0 .1
121,397
Williams Cos., Inc.
4,730,841
0 .1
173,891,175
3 .9
Financials : 10 .9%
52,532
Aflac, Inc.
4,510,398
0 .1
26,195
Allstate Corp.
4,531,997
0 .1
57,067
American Express Co.
12,993,585
0 .3
70,058  American International
Group, Inc.
5,476,434
0 .1
9,999  Ameriprise Financial,
Inc.
4,383,962
0 .1
19,980
Aon PLC - Class A
6,667,726
0 .2
37,023
(1)
Arch Capital Group
Ltd.
3,422,406
0 .1
21,635  Arthur J Gallagher &
Co.
5,409,615
0 .1
5,183
Assurant, Inc.
975,648
0.0
687,062
Bank of America Corp.
26,053,391
0 .6
75,776  Bank of New York
Mellon Corp.
4,366,213
0 .1
181,566
(1)
Berkshire Hathaway,
Inc. - Class B
76,352,134
1 .7
13,955
BlackRock, Inc.
11,634,284
0 .3
71,786
Blackstone, Inc.
9,430,527
0 .2
23,573
Brown & Brown, Inc.
2,063,580
0 .1
37,961  Capital One Financial
Corp.
5,652,013
0 .1
10,534  Cboe Global Markets,
Inc.
1,935,412
0.0
148,512
Charles Schwab Corp.
10,743,358
0 .2
40,443
Chubb Ltd.
10,479,995
0 .2
15,667  Cincinnati Financial
Corp.
1,945,371
0.0
189,914
Citigroup, Inc.
12,010,161
0 .3
46,525  Citizens Financial
Group, Inc.
1,688,392
0.0
35,924
CME Group, Inc.
7,734,078
0 .2
13,162
Comerica, Inc.
723,778
0.0
7,205
(1)
Corpay, Inc.
2,223,031
0 .1
24,954  Discover Financial
Services
3,271,220
0 .1
4,331
Everest Re Group Ltd.
1,721,573
0.0
3,801  FactSet Research
Systems, Inc.
1,727,136
0.0
59,125  Fidelity National
Information Services,
Inc.
4,385,893
0 .1
67,971
Fifth Third Bancorp
2,529,201
0 .1
59,894
(1)
Fiserv, Inc.
9,572,259
0 .2
29,951  Franklin Resources,
Inc.
841,923
0.0
25,985
Global Payments, Inc.
3,473,155
0 .1
8,547
Globe Life, Inc.
994,614
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
32,543  Goldman Sachs
Group, Inc.
$ 13,592,886
0 .3
29,788  Hartford Financial
Services Group, Inc.
3,069,653
0 .1
144,531  Huntington
Bancshares, Inc.
2,016,207
0 .1
57,142  Intercontinental
Exchange, Inc.
7,853,025
0 .2
44,856
Invesco Ltd.
744,161
0.0
288,499  JPMorgan Chase &
Co.
57,786,350
1 .3
93,462
KeyCorp
1,477,634
0.0
18,183
Loews Corp.
1,423,547
0.0
16,580
M&T Bank Corp.
2,411,395
0 .1
3,783  MarketAxess Holdings,
Inc.
829,423
0.0
49,098  Marsh & McLennan
Cos., Inc.
10,113,206
0 .2
61,259
MetLife, Inc.
4,539,905
0 .1
15,705
Moody's Corp.
6,172,536
0 .1
125,018
Morgan Stanley
11,771,695
0 .3
7,893
MSCI, Inc.
4,423,632
0 .1
37,920
Nasdaq, Inc.
2,392,752
0 .1
20,470
Northern Trust Corp.
1,820,192
0.0
39,720  PNC Financial
Services Group, Inc.
6,418,752
0 .1
21,888  Principal Financial
Group, Inc.
1,889,153
0.0
58,408
Progressive Corp.
12,079,943
0 .3
36,025  Prudential Financial,
Inc.
4,229,335
0 .1
18,773  Raymond James
Financial, Inc.
2,410,829
0 .1
92,208  Regions Financial
Corp.
1,940,056
0.0
32,063
S&P Global, Inc.
13,641,203
0 .3
30,132
State Street Corp.
2,329,806
0 .1
40,600
Synchrony Financial
1,750,672
0.0
22,343  T Rowe Price Group,
Inc.
2,724,059
0 .1
22,773
Travelers Cos., Inc.
5,240,978
0 .1
133,097
Truist Financial Corp.
5,188,121
0 .1
155,377
US Bancorp
6,945,352
0 .2
20,225
W.R. Berkley Corp.
1,788,699
0.0
359,138
Wells Fargo & Co.
20,815,638
0 .5
10,232  Willis Towers Watson
PLC
2,813,800
0 .1
486,569,058
10 .9
Health Care : 12 .2%
173,245
Abbott Laboratories
19,691,027
0 .4
176,186
AbbVie, Inc.
32,083,471
0 .7
29,243  Agilent Technologies,
Inc.
4,255,149
0 .1
7,108
(1)
Align Technology, Inc.
2,330,855
0 .1
16,523  AmerisourceBergen
Corp.
4,014,924
0 .1
53,389
Amgen, Inc.
15,179,561
0 .3
50,677  Baxter International,
Inc.
2,165,935
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
28,830  Becton Dickinson and
Co.
$ 7,133,984
0 .2
14,460
(1)
Biogen, Inc.
3,118,010
0 .1
2,089
(1)
Bio-Rad Laboratories,
Inc. - Class A
722,522
0.0
15,686
Bio-Techne Corp.
1,104,138
0.0
146,194
(1)
Boston Scientific Corp.
10,012,827
0 .2
203,053  Bristol-Myers Squibb
Co.
11,011,564
0 .2
24,273
Cardinal Health, Inc.
2,716,149
0 .1
18,036
(1)
Catalent, Inc.
1,018,132
0.0
53,337
(1)
Centene Corp.
4,185,888
0 .1
5,119
(1)
Charles River
Laboratories
International, Inc.
1,386,993
0.0
29,190
Cigna Group
10,601,516
0 .2
19,833
Cooper Cos., Inc.
2,012,256
0.0
125,583
CVS Health Corp.
10,016,500
0 .2
65,628
Danaher Corp.
16,388,624
0 .4
5,375
(1)
DaVita, Inc.
742,019
0.0
21,142  DENTSPLY SIRONA,
Inc.
701,703
0.0
38,471
(1)
Dexcom, Inc.
5,335,928
0 .1
60,524
(1)
Edwards Lifesciences
Corp.
5,783,673
0 .1
23,447
Elevance Health, Inc.
12,158,207
0 .3
79,576
Eli Lilly & Co.
61,906,945
1 .4
42,259  GE HealthCare
Technologies, Inc.
3,841,766
0 .1
124,341
Gilead Sciences, Inc.
9,107,978
0 .2
19,766
HCA Healthcare, Inc.
6,592,554
0 .2
12,967
(1)
Henry Schein, Inc.
979,268
0.0
23,424
(1)
Hologic, Inc.
1,826,135
0.0
12,197
Humana, Inc.
4,228,944
0 .1
8,288
(1)
IDEXX Laboratories,
Inc.
4,474,940
0 .1
15,847
(1)
Illumina, Inc.
2,176,110
0 .1
18,562
(1)
Incyte Corp.
1,057,477
0.0
6,968
(1)
Insulet Corp.
1,194,315
0.0
35,159
(1)
Intuitive Surgical, Inc.
14,031,605
0 .3
18,212
(1)
IQVIA Holdings, Inc.
4,605,633
0 .1
240,227
Johnson & Johnson
38,001,509
0 .9
8,472  Laboratory Corp. of
America Holdings
1,850,793
0.0
13,113
McKesson Corp.
7,039,714
0 .2
132,689
Medtronic PLC
11,563,846
0 .3
252,875
Merck & Co., Inc.
33,366,856
0 .7
2,143
(1)
Mettler-Toledo
International, Inc.
2,852,954
0 .1
33,103
(1)
Moderna, Inc.
3,527,456
0 .1
5,788
(1)
Molina Healthcare, Inc.
2,377,884
0 .1
563,467
Pfizer, Inc.
15,636,209
0 .4
11,077
Quest Diagnostics, Inc.
1,474,459
0.0
10,542
(1)
Regeneron
Pharmaceuticals, Inc.
10,146,570
0 .2
14,678
ResMed, Inc.
2,906,684
0 .1
12,315
Revvity, Inc.
1,293,075
0.0
9,861
STERIS PLC
2,216,950
0 .1
33,744
Stryker Corp.
12,075,965
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,690
Teleflex, Inc.
$ 1,060,737
0.0
38,557  Thermo Fisher
Scientific, Inc.
22,409,714
0 .5
92,300  UnitedHealth Group,
Inc.
45,660,810
1 .0
6,088  Universal Health
Services, Inc. - Class B
1,110,817
0.0
25,716
(1)
Vertex
Pharmaceuticals, Inc.
10,749,545
0 .2
119,718
Viatris, Inc.
1,429,433
0.0
5,900
(1)
Waters Corp.
2,030,957
0.0
7,384  West Pharmaceutical
Services, Inc.
2,921,923
0 .1
20,855  Zimmer Biomet
Holdings, Inc.
2,752,443
0 .1
45,816
Zoetis, Inc.
7,752,525
0 .2
546,105,053
12 .2
Industrials : 8 .6%
55,155
3M Co.
5,850,291
0 .1
12,257
A.O. Smith Corp.
1,096,511
0.0
8,761
Allegion PLC
1,180,194
0.0
65,291
(1)
American Airlines
Group, Inc.
1,002,217
0.0
23,032
AMETEK, Inc.
4,212,553
0 .1
40,994  Automatic Data
Processing, Inc.
10,237,842
0 .2
7,029
(1)
Axon Enterprise, Inc.
2,199,233
0 .1
57,233
(1)
Boeing Co.
11,045,397
0 .3
12,309
(1)
Builders FirstSource,
Inc.
2,567,042
0 .1
83,374
Carrier Global Corp.
4,846,531
0 .1
50,803
Caterpillar, Inc.
18,615,743
0 .4
15,580
(1)
Ceridian HCM Holding,
Inc.
1,031,552
0.0
11,641  CH Robinson
Worldwide, Inc.
886,346
0.0
8,599
Cintas Corp.
5,907,771
0 .1
87,199
(1)
Copart, Inc.
5,050,566
0 .1
40,751
(1)
CoStar Group, Inc.
3,936,547
0 .1
197,202
CSX Corp.
7,310,278
0 .2
13,600
Cummins, Inc.
4,007,240
0 .1
25,985
Deere & Co.
10,673,079
0 .2
63,902
Delta Air Lines, Inc.
3,058,989
0 .1
13,961
Dover Corp.
2,473,750
0 .1
39,847
Eaton Corp. PLC
12,459,360
0 .3
57,051
Emerson Electric Co.
6,470,724
0 .2
12,304
Equifax, Inc.
3,291,566
0 .1
14,509  Expeditors
International of
Washington, Inc.
1,763,859
0.0
57,104
Fastenal Co.
4,405,003
0 .1
22,942
FedEx Corp.
6,647,215
0 .2
34,997
Fortive Corp.
3,010,442
0 .1
6,130
(1)
Generac Holdings, Inc.
773,238
0.0
22,657  General Dynamics
Corp.
6,400,376
0 .1
108,607
General Electric Co.
19,063,787
0 .4
65,788  Honeywell
International, Inc.
13,502,987
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
39,034  Howmet Aerospace,
Inc.
$ 2,671,097
0 .1
5,352
Hubbell, Inc.
2,221,348
0 .1
3,951  Huntington Ingalls
Industries, Inc.
1,151,598
0.0
7,547
IDEX Corp.
1,841,619
0.0
27,134
Illinois Tool Works, Inc.
7,280,866
0 .2
40,395
Ingersoll Rand, Inc.
3,835,505
0 .1
12,539
Jacobs Solutions, Inc.
1,927,620
0.0
8,137  JB Hunt Transport
Services, Inc.
1,621,297
0.0
68,008  Johnson Controls
International PLC
4,442,283
0 .1
18,915  L3Harris Technologies,
Inc.
4,030,786
0 .1
13,722
Leidos Holdings, Inc.
1,798,817
0.0
21,461
Lockheed Martin Corp.
9,761,965
0 .2
21,931
Masco Corp.
1,729,917
0.0
5,415
Nordson Corp.
1,486,634
0.0
22,541
Norfolk Southern Corp.
5,745,025
0 .1
14,074  Northrop Grumman
Corp.
6,736,661
0 .2
17,858  Old Dominion Freight
Line, Inc.
3,916,438
0 .1
40,461
Otis Worldwide Corp.
4,016,563
0 .1
52,199
PACCAR, Inc.
6,466,934
0 .2
12,814
Parker-Hannifin Corp.
7,121,893
0 .2
16,496
Pentair PLC
1,409,418
0.0
14,498
Quanta Services, Inc.
3,766,580
0 .1
132,407  Raytheon Technologies
Corp.
12,913,655
0 .3
20,409
Republic Services, Inc.
3,907,099
0 .1
10,392  Robert Half
International, Inc.
823,878
0.0
11,435  Rockwell Automation,
Inc.
3,331,359
0 .1
28,016
Rollins, Inc.
1,296,300
0.0
5,267
Snap-on, Inc.
1,560,191
0.0
59,542
Southwest Airlines Co.
1,738,031
0.0
15,299  Stanley Black &
Decker, Inc.
1,498,231
0.0
19,560
Textron, Inc.
1,876,391
0.0
22,708  Trane Technologies
PLC
6,816,942
0 .2
5,549
TransDigm Group, Inc.
6,834,148
0 .2
205,358
(1)
Uber Technologies,
Inc.
15,810,512
0 .4
60,851
Union Pacific Corp.
14,965,086
0 .3
32,733
(1)
United Airlines
Holdings, Inc.
1,567,256
0.0
72,175  United Parcel Service,
Inc. - Class B
10,727,370
0 .2
6,705
United Rentals, Inc.
4,835,043
0 .1
21,884
Veralto Corp.
1,940,235
0.0
14,469
Verisk Analytics, Inc.
3,410,777
0 .1
36,576  Waste Management,
Inc.
7,796,174
0 .2
17,879  Westinghouse Air
Brake Technologies
Corp.
2,604,613
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,408
WW Grainger, Inc.
$ 4,484,258
0 .1
24,058
Xylem, Inc.
3,109,256
0 .1
383,805,898
8 .6
Information Technology : 31 .2%
62,569  Accenture PLC - Class
A
21,687,041
0 .5
45,106
(1)
Adobe, Inc.
22,760,488
0 .5
161,243
(1)
Advanced Micro
Devices, Inc.
29,102,749
0 .7
15,052
(1)
Akamai Technologies,
Inc.
1,637,056
0.0
59,861  Amphenol Corp.
- Class A
6,904,966
0 .2
49,481
Analog Devices, Inc.
9,786,847
0 .2
8,674
(1)
ANSYS, Inc.
3,011,266
0 .1
1,448,517
Apple, Inc.
248,391,695
5 .5
83,033
Applied Materials, Inc.
17,123,896
0 .4
25,147
(1)
Arista Networks, Inc.
7,292,127
0 .2
21,347
(1)
Autodesk, Inc.
5,559,186
0 .1
43,914
Broadcom, Inc.
58,204,055
1 .3
11,753  Broadridge Financial
Solutions, Inc.
2,407,720
0 .1
27,150
(1)
Cadence Design
Systems, Inc.
8,451,252
0 .2
13,368
CDW Corp.
3,419,267
0 .1
405,502
Cisco Systems, Inc.
20,238,605
0 .5
49,696  Cognizant Technology
Solutions Corp. - Class
A
3,642,220
0 .1
76,626
Corning, Inc.
2,525,593
0 .1
13,548
(1)
Enphase Energy, Inc.
1,639,037
0.0
5,758
(1)
EPAM Systems, Inc.
1,590,129
0.0
5,868
(1)
F5, Inc.
1,112,514
0.0
2,480
(1)
Fair Isaac Corp.
3,099,033
0 .1
10,662
(1)
First Solar, Inc.
1,799,746
0.0
63,604
(1)
Fortinet, Inc.
4,344,789
0 .1
7,779
(1)
Gartner, Inc.
3,708,016
0 .1
55,931
Gen Digital, Inc.
1,252,854
0.0
129,730  Hewlett Packard
Enterprise Co.
2,300,113
0 .1
87,018
HP, Inc.
2,629,684
0 .1
421,920
Intel Corp.
18,636,206
0 .4
91,311  International Business
Machines Corp.
17,436,749
0 .4
27,935
Intuit, Inc.
18,157,750
0 .4
12,728
Jabil, Inc.
1,704,916
0.0
7,272  Jack Henry &
Associates, Inc.
1,263,365
0.0
32,124
Juniper Networks, Inc.
1,190,515
0.0
17,431
(1)
Keysight Technologies,
Inc.
2,725,860
0 .1
13,495
KLA Corp.
9,427,202
0 .2
13,083
Lam Research Corp.
12,711,050
0 .3
82,331  Mastercard, Inc.
- Class A
39,648,140
0 .9
53,926  Microchip Technology,
Inc.
4,837,701
0 .1
110,161  Micron Technology,
Inc.
12,986,880
0 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
741,498
Microsoft Corp.
$ 311,963,039
7 .0
4,793  Monolithic Power
Systems, Inc.
3,246,874
0 .1
16,562  Motorola Solutions,
Inc.
5,879,179
0 .1
20,560
NetApp, Inc.
2,158,183
0.0
246,486
NVIDIA Corp.
222,714,890
5 .0
25,723  NXP Semiconductors
NV
6,373,388
0 .1
42,644
(1)
ON Semiconductor
Corp.
3,136,466
0 .1
159,106
Oracle Corp.
19,985,305
0 .4
31,464
(1)
Palo Alto Networks,
Inc.
8,939,866
0 .2
31,958
Paychex, Inc.
3,924,442
0 .1
4,795
Paycom Software, Inc.
954,253
0.0
106,951
(1)
PayPal Holdings, Inc.
7,164,648
0 .2
11,930
(1)
PTC, Inc.
2,254,054
0 .1
9,635
(1)
Qorvo, Inc.
1,106,387
0.0
111,368
Qualcomm, Inc.
18,854,602
0 .4
10,660  Roper Technologies,
Inc.
5,978,554
0 .1
96,599
Salesforce, Inc.
29,093,687
0 .7
19,444  Seagate Technology
Holdings PLC
1,809,264
0.0
20,457
(1)
ServiceNow, Inc.
15,596,417
0 .3
15,989  Skyworks Solutions,
Inc.
1,731,928
0.0
5,025
(1)
Super Micro Computer,
Inc.
5,075,401
0 .1
15,220
(1)
Synopsys, Inc.
8,698,230
0 .2
30,816
TE Connectivity Ltd.
4,475,716
0 .1
4,709
(1)
Teledyne Technologies,
Inc.
2,021,668
0.0
15,256
Teradyne, Inc.
1,721,334
0.0
90,740
Texas Instruments, Inc.
15,807,815
0 .4
24,825
(1)
Trimble, Inc.
1,597,737
0.0
4,204
(1)
Tyler Technologies,
Inc.
1,786,742
0.0
8,795
(1)
VeriSign, Inc.
1,666,740
0.0
157,830
Visa, Inc. - Class A
44,047,196
1 .0
32,357
(1)
Western Digital Corp.
2,208,042
0 .1
5,125
(1)
Zebra Technologies
Corp. - Class A
1,544,880
0.0
1,399,865,205
31 .2
Materials : 2 .3%
22,184  Air Products and
Chemicals, Inc.
5,374,518
0 .1
11,711
Albemarle Corp.
1,542,807
0.0
144,234
Amcor PLC
1,371,665
0.0
8,036
Avery Dennison Corp.
1,794,037
0.0
31,465
Ball Corp.
2,119,482
0 .1
9,994
Celanese Corp.
1,717,569
0.0
19,066  CF Industries
Holdings, Inc.
1,586,482
0.0
70,032
Corteva, Inc.
4,038,746
0 .1
70,083
Dow, Inc.
4,059,908
0 .1
42,922  DuPont de Nemours,
Inc.
3,290,830
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
11,706
Eastman Chemical Co.
$ 1,173,175
0.0
25,325
Ecolab, Inc.
5,847,543
0 .1
12,450
FMC Corp.
793,065
0.0
143,099  Freeport-McMoRan,
Inc.
6,728,515
0 .2
25,475  International Flavors &
Fragrances, Inc.
2,190,595
0 .1
34,530
International Paper Co.
1,347,361
0.0
48,388
Linde PLC US
22,467,516
0 .5
25,543  LyondellBasell
Industries NV - Class A
2,612,538
0 .1
6,168  Martin Marietta
Materials, Inc.
3,786,782
0 .1
32,616
Mosaic Co.
1,058,715
0.0
115,009
Newmont Corp.
4,121,923
0 .1
24,533
Nucor Corp.
4,855,081
0 .1
8,877  Packaging Corp. of
America
1,684,677
0.0
23,531
PPG Industries, Inc.
3,409,642
0 .1
23,500
Sherwin-Williams Co.
8,162,255
0 .2
15,179
Steel Dynamics, Inc.
2,249,983
0 .1
13,260
Vulcan Materials Co.
3,618,919
0 .1
25,643
Westrock Co.
1,268,046
0.0
104,272,375
2 .3
Real Estate : 2 .1%
15,714  Alexandria Real Estate
Equities, Inc.
2,025,692
0.0
46,520
American Tower Corp.
9,191,887
0 .2
14,156  AvalonBay
Communities, Inc.
2,626,787
0 .1
14,408
Boston Properties, Inc.
940,986
0.0
10,655
Camden Property Trust
1,048,452
0.0
29,676
(1)
CBRE Group, Inc.
- Class A
2,885,694
0 .1
43,279
Crown Castle, Inc.
4,580,217
0 .1
30,222  Digital Realty Trust,
Inc.
4,353,177
0 .1
9,369
Equinix, Inc.
7,732,517
0 .2
34,444
Equity Residential
2,173,761
0 .1
6,407  Essex Property Trust,
Inc.
1,568,498
0.0
21,084  Extra Space Storage,
Inc.
3,099,348
0 .1
7,331  Federal Realty
Investment Trust
748,642
0.0
70,644  Healthpeak Properties,
Inc.
1,324,575
0.0
70,397  Host Hotels & Resorts,
Inc.
1,455,810
0.0
57,404
Invitation Homes, Inc.
2,044,156
0.0
29,138
Iron Mountain, Inc.
2,337,159
0 .1
66,476
Kimco Realty Corp.
1,303,594
0.0
11,647  Mid-America
Apartment
Communities, Inc.
1,532,512
0.0
92,205
Prologis, Inc.
12,006,935
0 .3
15,792
Public Storage
4,580,628
0 .1
82,991
Realty Income Corp.
4,489,813
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
16,394  Regency Centers
Corp.
$ 992,821
0.0
10,766  SBA Communications
Corp.
2,332,992
0 .1
32,524  Simon Property Group,
Inc.
5,089,681
0 .1
30,198
UDR, Inc.
1,129,707
0.0
40,154
Ventas, Inc.
1,748,305
0.0
103,238
VICI Properties, Inc.
3,075,460
0 .1
55,232
Welltower, Inc.
5,160,878
0 .1
72,823
Weyerhaeuser Co.
2,615,074
0 .1
96,195,758
2 .1
Utilities : 2 .2%
66,824
AES Corp.
1,198,154
0.0
25,465
Alliant Energy Corp.
1,283,436
0.0
26,240
Ameren Corp.
1,940,711
0.0
52,478  American Electric
Power Co., Inc.
4,518,356
0 .1
19,430  American Water Works
Co., Inc.
2,374,540
0 .1
15,053
Atmos Energy Corp.
1,789,350
0.0
62,991  CenterPoint Energy,
Inc.
1,794,614
0.0
29,383
CMS Energy Corp.
1,772,970
0.0
34,450  Consolidated Edison,
Inc.
3,128,405
0 .1
31,872  Constellation Energy
Corp.
5,891,539
0 .1
83,506
Dominion Energy, Inc.
4,107,660
0 .1
20,602
DTE Energy Co.
2,310,308
0 .1
76,940
Duke Energy Corp.
7,440,868
0 .2
38,277
Edison International
2,707,332
0 .1
21,103
Entergy Corp.
2,230,165
0 .1
22,924
Evergy, Inc.
1,223,683
0.0
34,860
Eversource Energy
2,083,582
0 .1
99,337
Exelon Corp.
3,732,091
0 .1
51,536
FirstEnergy Corp.
1,990,320
0.0
204,744
NextEra Energy, Inc.
13,085,189
0 .3
41,255
NiSource, Inc.
1,141,113
0.0
22,529
NRG Energy, Inc.
1,524,988
0.0
212,907
PG&E Corp.
3,568,321
0 .1
11,316  Pinnacle West Capital
Corp.
845,645
0.0
73,559
PPL Corp.
2,025,079
0.0
49,728  Public Service
Enterprise Group, Inc.
3,320,836
0 .1
62,802
Sempra Energy
4,511,068
0 .1
108,835
Southern Co.
7,807,823
0 .2
31,478  WEC Energy Group,
Inc.
2,584,974
0 .1
55,067
Xcel Energy, Inc.
2,959,851
0 .1
96,892,971
2 .2
Total Common Stock
(Cost $2,682,338,327)
4,398,790,104
98 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .7%
Mutual Funds : 1 .7%
76,805,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $76,805,000) $ 76,805,000 1 .7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds (continued)
Total Short-Term
Investments
(Cost $76,805,000)
$ 76,805,000
1 .7
Total Investments in
Securities
(Cost $2,759,143,327) $ 4,475,595,104 99 .9
Assets in Excess of
Other Liabilities 5,726,311 0.1
Net Assets $ 4,481,321,415 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 4,398,790,104 $ — $ — $ 4,398,790,104
Short-Term Investments 76,805,000 — — 76,805,000
Total Investments, at fair value $ 4,475,595,104 $ — $ — $ 4,475,595,104
Other Financial Instruments+
Futures 1,198,945 — — 1,198,945
Total Assets $ 4,476,794,049 $ — $ — $ 4,476,794,049
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 313 06/21/24 $ 83,078,025 $ 1,198,945
$ 83,078,025 $ 1,198,945
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,824,968,709
Gross Unrealized Depreciation (108,516,931)
Net Unrealized Appreciation $ 1,716,451,778